Inventory - Fair Value Movement (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Cost
Cryptocurrency - Trading	$ 56.5	$ 8.9
Carbon emission certificates and credits - Trading	8.8	6.5
Warranted metals - Trading	128.0
Recyclable scrap metals	81.5	22.6
Minor metals	80.8
Precious metals	38.4
Inventories, at cost	394.0	38.0
Fair value movement
Cryptocurrency - Trading	(9.7)	(2.0)
Carbon emission certificates and credits - Trading	0.0	0.0
Warranted metals - Trading	38.1
Recyclable scrap metals	4.0	(0.2)
Minor metals	32.1
Precious metals	25.2
Inventories, increase (decrease) in fair value	89.7	(2.2)
Cryptocurrency - Trading	46.8	6.9
Carbon emission certificates and credits - Trading	8.8	6.5
Warranted metals - Trading	166.1	0.0
Recyclable scrap metals	85.5	22.4
Minor metals	112.9	0.0
Precious metals	63.6	0.0
Total inventories at fair value less cost to sell	$ 483.7	$ 35.8